Derivative Financial Instruments (Schedule of Derivative Instruments in Cash Flow Hedges) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Effective Portion Recognized in OCI	¥ (662)	¥ (1,310)	¥ (1,776)
Effective Portion Reclassified from Accumulated OCI to Net Income	(1,888)	(2,179)	386
Foreign Exchange Contracts [Member] | Revenues [Member]
Effective Portion Recognized in OCI	2	356	(139)
Effective Portion Reclassified from Accumulated OCI to Net Income	13	203	563
Interest Rate Swap Contracts [Member] | Interest Expense [Member]
Effective Portion Recognized in OCI	(943)	(1,495)	(1,637)
Effective Portion Reclassified from Accumulated OCI to Net Income	(2,193)	(2,304)	(177)
Cross-Currency Interest Rate Swap Contracts [Member] | Interest Expense [Member]
Effective Portion Recognized in OCI	279	(171)
Effective Portion Reclassified from Accumulated OCI to Net Income	(142)	(78)
Cross-Currency Interest Rate Swap Contracts [Member] | Foreign Currency Gain (Loss) [Member]
Effective Portion Reclassified from Accumulated OCI to Net Income	¥ 434